Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred tax assets and liabilities [Abstract]
ROU assets and lease liabilities	$ (9,000)	$ (2,000)
Intangible assets	(141,000)
Convertible debenture	(87,000)	(321,000)	(72,000)
Non-capital losses	237,000	323,000	72,000
Net deferred tax liability